EMPLOYEE BENEFITS	12 Months Ended
Mar. 31, 2026
Employee benefits [Abstract]
EMPLOYEE BENEFITS	EMPLOYEE BENEFITS
The Company operates pension plans for certain of its employees through defined contribution plans, defined benefit plans and other long-term employee benefit plans. The costs associated with defined contribution plans are expensed as incurred. The most recent actuarial valuations of the defined benefit plans and other long-term employee benefit plans were completed as at March 31, 2026. The next valuations are scheduled to be completed as at March 31, 2027.
The changes in the fair value of assets, the employee benefit obligation and the funded status were as follows:

As at	March 31 2026	March 31 2025
Accrued benefit obligations:
Opening balance	$29,660	$28,382
Interest cost	971	986
Service cost	557	921
Assumption changes	(717)	133
Transfers and benefits paid	(2,423)	(2,156)
Exchange and other adjustments	1,631	1,394
Accrued benefit obligations, ending balance	$29,679	$29,660

Plan assets:
Opening balance	$3,855	$3,797
Interest income included in net interest expense	—	(28)
Exchange and other adjustments	(251)	86
Plan assets, ending balance	$3,604	$3,855
Employee benefits liability	$26,075	$25,805
Amounts recognized in other comprehensive income (before tax) were as follows:

As at	March 31 2026	March 31 2025
Total actuarial gains (losses) recognized in OCI	$717	$(133)

The significant weighted average annual actuarial assumptions used in measuring the accrued benefit obligation were as follows:

As at	March 31 2026	March 31 2025
Discount rate	3.8%	3.7%
Rate of compensation increase	0.7%	0.7%
Sensitivity analysis
Significant actuarial assumptions for the determination of the defined benefit obligation are the discount rate and life expectancy. The sensitivity analyses have been performed based on reasonably possible changes in the respective assumptions occurring at the end of the reporting period, while holding all other assumptions constant.

As at March 31, 2026, the following quantitative analysis shows changes to the significant actuarial assumptions and the corresponding impact on the accrued benefit obligations:

	Discount rate		Life expectancy
	1% increase	1% decrease	Increase by 1 year	Decrease by 1 year
Accrued benefit obligations	$(2,518)	$2,406	$629	$(636)
The sensitivity analysis presented above may not be representative of the actual change in the defined benefit obligation. It is unlikely that the changes in assumptions would occur in isolation from one another as some of the assumptions may be correlated.

The weighted average allocations of plan assets were:

As at	March 31 2026	March 31 2025
Other	100.0%	100.0%
No plan assets were directly invested in the Company's securities.

The net employee benefits expense included the following components:

Years ended	March 31 2026	March 31 2025
Defined benefit plans
Service cost	$557	$921
Interest cost	971	986
	1,528	1,907
Defined contribution plans	12,368	11,471
Net employee benefits expense	$13,896	$13,378
The Company expects to contribute $nil to its defined benefit plans during the year ending March 31, 2027.
The cumulative actuarial losses, net of income taxes, recognized in retained earnings as at March 31, 2026 were $2,391 (March 31, 2025 - $2,917).